Note 8 - Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.	Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2013	2014
Interest on long-term debt	1,099,771	1,436,466
Administrative expenses	203,396	339,778
Vessel operating and voyage expenses	1,577,210	2,126,783

Total	2,880,377	3,903,027